Non-Interest Income and Non-Interest Expense - Components of Non-Interest Income and Non-Interest Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Non-interest income:
Service charges on deposits	$ 4,090	$ 4,568	$ 5,356
Other fees and commissions	7,726	7,603	6,859
Security gains, net	78	259	192
Fees and gains on sales of loans	3,298	3,602	2,069
Other income	12	3
Non-interest income	15,204	16,035	14,476
Non-interest expense:
Employee salaries and benefits	25,697	23,984	22,723
Occupancy expenses	2,715	2,626	2,524
Furniture and equipment expenses	1,406	1,175	1,156
Loss on sales of other assets, net	3	2	15
Write downs and loss on sales of other real estate, net	1,642	3,286	3,560
Data processing expenses	1,902	1,433	1,322
FDIC insurance	1,220	1,738	1,756
Directors' fees	707	762	739
Legal fees and litigation losses	2,980	178	63
Other operating expenses	10,515	9,914	9,805
Total	$ 48,787	$ 45,098	$ 43,663